TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
22,016	FlexShares Global Upstream Natural Resources	$685,798
12,540	iShares Core S&P Mid-Cap ETF	2,423,104
26,509	iShares Core S&P Small-Cap ETF +	2,063,461
17,773	SPDR Portfolio S&P 500 Growth ETF	691,192
21,614	SPDR Portfolio S&P 500 Value ETF	690,783
75,568	Vanguard FTSE Developed Markets ETF	3,104,333
52,646	Vanguard FTSE Emerging Markets ETF	2,119,528
5,890	Vanguard Global ex-U.S. Real Estate ETF	345,095
3,691	Vanguard Real Estate ETF	344,186
15,836	Vanguard S&P 500 ETF	4,316,894
2,726	WisdomTree Emerging Markets SmallCap Dividend	120,762
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,405,579)	16,905,136

	SHORT-TERM INVESTMENTS -10.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL -7.7%
1,331,064	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)	1,331,064

	MONEY MARKET FUND - 2.4%
406,915	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)	406,915

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,737,979)	1,737,979

	TOTAL INVESTMENTS - 108.1% (Cost - $18,143,558)	$18,643,115
	OTHER ASSETS AND LIABILITIES - NET - (8.1)%	(1,399,065)
	TOTAL NET ASSETS - 100.0%	$17,244,050

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $1,304,849 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $1,331,064.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
14,551	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,854,961
30,062	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	924,707
37,467	SPDR Portfolio Short Term Corporate Bond ETF	1,155,857
20,989	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	692,637
10,404	Vanguard Intermediate-Term Treasury ETF	693,635
8,686	Vanguard Mortgage-Backed Securities ETF	462,616
56,513	Vanguard Short-Term Inflation-Protected Securities ETF	2,771,963
22,765	Vanguard Short-Term Treasury ETF	1,387,527
3,924	Vanguard Total International Bond ETF	230,849
18,461	Xtrackers USD High Yield Corporate Bond ETF	924,527
		11,099,279
	EQUITY FUNDS - 50.1%
29,609	FlexShares Global Upstream Natural Resources Index Fund	922,320
4,818	iShares Core S&P Mid-Cap ETF	930,982
11,882	iShares Core S&P Small-Cap ETF +	924,895
11,950	SPDR Portfolio S&P 500 Growth ETF	464,736
50,867	SPDR Portfolio S&P 500 Value ETF	1,625,709
45,167	Vanguard FTSE Developed Markets ETF	1,855,460
34,538	Vanguard FTSE Emerging Markets ETF	1,390,500
11,883	Vanguard Global ex-U.S. Real Estate ETF	696,225
7,447	Vanguard Real Estate ETF	694,433
7,666	Vanguard S&P 500 ETF	2,089,752
		11,595,012
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,033,508)	22,694,291

	SHORT-TERM INVESTMENTS - 6.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
919,455	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)	919,455

	MONEY MARKET FUND - 2.5%
588,930	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)	588,930

	TOTAL SHORT TERM INVESTEMENTS (Cost - $1,508,385)	1,508,385

	TOTAL INVESTMENTS - 104.5% (Cost - $23,541,893)	$24,202,676
	OTHER ASSETS AND LIABILITIES - NET - (4.5)%	(1,053,511)
	TOTAL NET ASSETS - 100.0%	$23,149,165
ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $901,353 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $919,455.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.9%
7,188	iShares iBoxx $ Investment Grade Corporate Bond ETF	$916,326
3,926	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	391,658
5,129	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	521,773
25,457	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	783,057
38,075	SPDR Portfolio Short Term Corporate Bond ETF	1,174,614
7,900	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	260,700
9,789	Vanguard Intermediate-Term Treasury ETF	652,633
4,903	Vanguard Mortgage-Backed Securities ETF	261,134
42,542	Vanguard Short-Term Inflation-Protected Securities ETF	2,086,685
19,277	Vanguard Short-Term Treasury ETF	1,174,933
8,863	Vanguard Total International Bond ETF	521,410
2,605	Xtrackers USD High Yield Corporate Bond ETF	130,458
		8,875,381
	EQUITY FUNDS - 30.1%
8,358	FlexShares Global Upstream Natural Resources Index Fund	260,352
2,720	iShares Core S&P Mid-Cap ETF	525,586
3,354	iShares Core S&P Small-Cap ETF +	261,075
6,747	SPDR Portfolio S&P 500 Growth ETF	262,391
16,410	SPDR Portfolio S&P 500 Value ETF	524,464
15,937	Vanguard FTSE Developed Markets ETF	654,692
3,249	Vanguard FTSE Emerging Markets ETF	130,805
4,472	Vanguard Global ex-U.S. Real Estate ETF	262,014
2,803	Vanguard Real Estate ETF	261,380
2,885	Vanguard S&P 500 ETF	786,451
		3,929,210
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,438,750)	12,804,591

	SHORT-TERM INVESTMENTS - 4.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.0%
264,747	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)	264,747

	MONEY MARKET FUND - 2.3%
299,880	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)	299,880

	TOTAL SHORT-TERM INVESTMENTS (Cost - $564,627)	564,627

	TOTAL INVESTMENTS - 102.3% (Cost - $13,003,377)	$13,369,218
	OTHER ASSETS AND LIABILITIES - NET - (2.3)%	(305,381)
	TOTAL NET ASSETS - 100.0%	$13,063,837

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $259,507 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $264,747.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 13.0%
4,609	iShares iBoxx $ Investment Grade Corporate Bond ETF	$587,555
17,726	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	584,958
5,502	Vanguard Mortgage-Backed Securities ETF	293,037
17,898	Vanguard Short-Term Inflation-Protected Securities ETF	877,897
9,613	Vanguard Short-Term Treasury ETF	585,912
17,541	Xtrackers USD High Yield Corporate Bond ETF	878,453
		3,807,812
	EQUITY FUNDS - 85.1%
56,263	FlexShares Global Upstream Natural Resources Index Fund	1,752,593
16,786	iShares Core S&P Mid-Cap ETF	3,243,559
30,105	iShares Core S&P Small-Cap ETF	2,343,373
30,281	SPDR Portfolio S&P 500 Growth ETF	1,177,628
46,031	SPDR Portfolio S&P 500 Value ETF	1,471,151
121,591	Vanguard FTSE Developed Markets ETF	4,994,958
61,985	Vanguard FTSE Emerging Markets ETF	2,495,516
15,055	Vanguard Global ex-U.S. Real Estate ETF	882,073
6,290	Vanguard Real Estate ETF	586,543
21,584	Vanguard S&P 500 ETF	5,883,798
3,317	WisdomTree Emerging Markets SmallCap Dividend Fund	146,943
		24,978,135
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,924,117)	28,785,947

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
712,781	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $712,781)	712,781

	TOTAL INVESTMENTS - 100.5% (Cost - $28,636,898)	$29,498,728
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(139,580)
	TOTAL NET ASSETS - 100.0%	$29,359,148

ETF - Exchange Traded Fund
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2019.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 33.0%
13,984	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,782,680
103,699	SPDR Portfolio Short Term Corporate Bond ETF	3,199,114
21,516	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	710,028
5,332	Vanguard Intermediate-Term Treasury ETF	355,484
13,356	Vanguard Mortgage-Backed Securities ETF	711,341
43,449	Vanguard Short-Term Inflation-Protected Securities ETF	2,131,174
11,667	Vanguard Short-Term Treasury ETF	711,104
6,035	Vanguard Total International Bond ETF	355,039
35,484	Xtrackers USD High Yield Corporate Bond ETF	1,777,039
		11,733,003
	EQUITY FUNDS - 65.1%
68,295	FlexShares Global Upstream Natural Resources Index Fund	2,127,389
14,816	iShares Core S&P Mid-Cap ETF	2,862,896
27,405	iShares Core S&P Small-Cap ETF +	2,133,205
18,374	SPDR Portfolio S&P 500 Growth ETF	714,565
33,518	SPDR Portfolio S&P 500 Value ETF	1,071,235
95,492	Vanguard FTSE Developed Markets ETF	3,922,811
61,954	Vanguard FTSE Emerging Markets ETF	2,494,268
18,271	Vanguard Global ex-U.S. Real Estate ETF	1,070,498
7,635	Vanguard Real Estate ETF	711,964
22,267	Vanguard S&P 500 ETF	6,069,984
		23,178,815
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,716,378)	34,911,818

	SHORT-TERM INVESTMENTS - 9.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 6.0%
2,136,973	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)	2,136,973

	MONEY MARKET FUND - 3.1%
1,118,863	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)	1,118,863

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,255,836)	3,255,836

	TOTAL INVESTMENTS - 107.2% (Cost - $36,972,214)	$38,167,654
	OTHER ASSETS AND LIABILITIES - NET - (7.2)%	(2,558,584)
	TOTAL NET ASSETS - 100.0%	$35,609,070

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $2,094,807 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $2,136,973.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.1%
284,724	iShares iBoxx $ Investment Grade Corporate Bond ETF			$36,296,615
588,259	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF			18,094,847
733,177	SPDR Portfolio Short Term Corporate Bond ETF			22,618,510
410,740	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			13,554,420
203,581	Vanguard Intermediate-Term Treasury ETF			13,572,745
169,977	Vanguard Mortgage-Backed Securities ETF			9,052,975
1,105,915	Vanguard Short-Term Inflation-Protected Securities ETF			54,245,131
445,466	Vanguard Short-Term Treasury ETF			27,151,153
76,804	Vanguard Total International Bond ETF			4,518,379
361,274	Xtrackers USD High Yield Corporate Bond ETF			18,092,602
				217,197,377
	EQUITY FUNDS - 45.1%
579,412	FlexShares Global Upstream Natural Resources Index Fund			18,048,684
94,298	iShares Core S&P Mid-Cap ETF			18,221,203
232,534	iShares Core S&P Small-Cap ETF +			18,100,447
233,899	SPDR Portfolio S&P 500 Growth ETF			9,096,332
995,460	SPDR Portfolio S&P 500 Value ETF			31,814,902
883,886	Vanguard FTSE Developed Markets ETF			36,310,037
675,859	Vanguard FTSE Emerging Markets ETF			27,210,083
232,560	Vanguard Global ex-U.S. Real Estate ETF			13,625,690
145,748	Vanguard Real Estate ETF			13,591,001
150,036	Vanguard S&P 500 ETF			40,899,814
				226,918,193
	TOTAL EXCHANGE TRADED FUNDS (Cost - $423,739,163)			444,115,570

	SHORT-TERM INVESTMENTS - 15.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.1%
15,760,854	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)			15,760,854

	MONEY MARKET FUNDS - 11.7%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.86% (b)			28,750,000
29,956,532	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)			29,956,532
				58,706,532

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	SHORT-TERM INVESTMENTS - 15.2% (Continued)
	U.S. TREASURY BILL - 0.4%
$2,100,000	United States Treasury Bill (c)	0.00%	12/19/2019	$2,092,073

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,558,814)			76,559,459

	TOTAL INVESTMENTS - 103.4% (Cost - $500,297,977)			$520,675,029
	OTHER ASSETS AND LIABILITIES - NET - (3.4)%			(17,291,758)
	TOTAL NET ASSETS - 100.0%			$503,383,271

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $15,430,580 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $15,760,854.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
233	5 Year US Treasury Note December 2019	Bank of America Merrill Lynch	$27,761,586	$(168,508)
53	MSCI EAFE Index Mini December 2019	Bank of America Merrill Lynch	5,030,760	(55,915)
100	MSCI Emerging Market December 2019	Bank of America Merrill Lynch	5,009,500	(170,320)
28	Russell 2000 Index E-Mini December 2019	Bank of America Merrill Lynch	2,135,000	(78,890)
69	S&P 500 Index E-Mini December 2019	Bank of America Merrill Lynch	10,275,825	(122,475)
16	S&P Midcap 400 Index E-Mini December 2019	Bank of America Merrill Lynch	3,100,800	(42,720)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(638,828)

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.7%
116,183	iShares iBoxx $ Investment Grade Corporate Bond ETF			$14,811,009
446,954	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			14,749,482
138,722	Vanguard Mortgage-Backed Securities ETF			7,388,334
451,288	Vanguard Short-Term Inflation-Protected Securities ETF			22,135,676
242,371	Vanguard Short-Term Treasury ETF			14,772,512
442,265	Xtrackers USD High Yield Corporate Bond ETF			22,148,631
				96,005,644
	EQUITY FUNDS - 76.6%
1,418,573	FlexShares Global Upstream Natural Resources Index Fund			44,188,549
423,279	iShares Core S&P Mid-Cap ETF			81,790,201
759,124	iShares Core S&P Small-Cap ETF			59,090,212
763,486	SPDR Portfolio S&P 500 Growth ETF			29,691,971
1,160,755	SPDR Portfolio S&P 500 Value ETF			37,097,730
3,065,859	Vanguard FTSE Developed Markets ETF			125,945,488
1,552,729	Vanguard FTSE Emerging Markets ETF			62,512,869
379,577	Vanguard Global ex-U.S. Real Estate ETF			22,239,416
158,583	Vanguard S&P 500 ETF			14,787,865
544,231	Vanguard Real Estate ETF			148,357,371
92,960	WisdomTree Emerging Markets SmallCap Dividend Fund			4,118,128
				629,819,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $668,074,982)			725,825,444

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.1%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.86% (a)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.89% (a)			30,000,000
31,501,069	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)			31,501,069
				91,501,069

Principal		Interest Rate (c)	Maturity
	U.S. TREASURY BILL - 0.7%
$5,700,000	United States Treasury Bill (b)	0.00%	12/19/2019	5,678,483

	TOTAL SHORT-TERM INVESTMENTS (Cost - $97,177,803)			97,179,552

	TOTAL INVESTMENTS - 100.1% (Cost - $765,252,785)			$823,004,996
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(417,657)
	TOTAL NET ASSETS - 100.0%			$822,587,339

ETF - Exchange Traded Fund
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2019.
(b) All or a portion of this security may be held as collateral for futures contracts.
(c) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
180	5 Year US Treasury Note December 2019	Bank of America Merrill Lynch	$21,446,719	$(137,265)
157	MSCI EAFE Index Mini December 2019	Bank of America Merrill Lynch	14,902,440	(165,635)
208	MSCI Emerging Market December 2019	Bank of America Merrill Lynch	10,419,760	(354,640)
81	Russell 2000 Index E-Mini December 2019	Bank of America Merrill Lynch	6,176,250	(228,218)
152	S&P 500 Index E-Mini December 2019	Bank of America Merrill Lynch	22,636,600	(269,800)
51	S&P Midcap 400 Index E-Mini December 2019	Bank of America Merrill Lynch	9,883,800	(136,170)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,291,728)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 29.7%
297,132	iShares iBoxx $ Investment Grade Corporate Bond ETF			$37,878,387
2,203,610	SPDR Portfolio Short Term Corporate Bond ETF			67,981,369
457,222	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			15,088,326
113,309	Vanguard Intermediate-Term Treasury ETF			7,554,311
283,818	Vanguard Mortgage-Backed Securities ETF			15,116,147
923,313	Vanguard Short-Term Inflation-Protected Securities ETF			45,288,503
247,939	Vanguard Short-Term Treasury ETF			15,111,882
128,246	Vanguard Total International Bond ETF +			7,544,712
754,043	Xtrackers USD High Yield Corporate Bond ETF			37,762,474
				249,326,111
	EQUITY FUNDS - 58.6%
1,451,177	FlexShares Global Upstream Natural Resources Index Fund			45,204,164
314,923	iShares Core S&P Mid-Cap ETF			60,852,571
582,436	iShares Core S&P Small-Cap ETF +			45,336,818
390,524	SPDR Portfolio S&P 500 Growth ETF			15,187,478
712,511	SPDR Portfolio S&P 500 Value ETF			22,771,852
2,029,389	Vanguard FTSE Developed Markets ETF			83,367,300
1,316,713	Vanguard FTSE Emerging Markets ETF			53,010,865
388,297	Vanguard Global ex-U.S. Real Estate ETF			22,750,321
162,237	Vanguard Real Estate ETF			15,128,600
473,234	Vanguard S&P 500 ETF			129,003,588
				492,613,557
	TOTAL EXCHANGE TRADED FUNDS (Cost - $695,002,210)			741,939,668

	SHORT-TERM INVESTMENTS - 13.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.0%
17,041,072	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a) (b)			17,041,072

	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.86% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.89% (b)			35,000,000
25,874,349	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)			25,874,349
				95,874,349

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	SHORT-TERM INVESTMENTS - 13.9% (Continued)
	U.S. TREASURY BILL - 0.5%
$4,500,000	United States Treasury Bill (c)	0.00%	12/19/2019	$4,483,012

	TOTAL SHORT-TERM INVESTMENTS (Cost - $117,397,053)			117,398,433

	TOTAL INVESTMENTS - 102.2% (Cost - $812,399,263)			$859,338,101
	OTHER ASSETS AND LIABILITIES - NET - (2.2)%			(18,519,799)
	TOTAL NET ASSETS - 100.0%			$840,818,302

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $16,683,998 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $17,041,072.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.
(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Depreciation
280	5 Year US Treasury Note December 2019	Bank of America Merrill Lynch	$33,361,563	$(215,000)
124	MSCI EAFE Index Mini December 2019	Bank of America Merrill Lynch	11,770,080	(130,820)
203	MSCI Emerging Market December 2019	Bank of America Merrill Lynch	10,169,285	(346,115)
62	Russell 2000 Index E-Mini December 2019	Bank of America Merrill Lynch	4,727,500	(174,685)
134	S&P 500 Index E-Mini December 2019	Bank of America Merrill Lynch	19,955,950	(237,850)
44	S&P Midcap 400 Index E-Mini December 2019	Bank of America Merrill Lynch	8,527,200	(117,480)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,221,950)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Shares					Value
	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 38.6%
70,737	iShares iBoxx $ Investment Grade Corporate Bond				$9,017,553
125,267	SPDR Bloomberg Barclays Investment Grade Floating				3,853,213
249,804	SPDR Portfolio Short Term Corporate Bond ETF				7,706,453
116,620	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF				3,848,460
38,534	Vanguard Intermediate-Term Treasury ETF				2,569,062
48,260	Vanguard Mortgage-Backed Securities ETF				2,570,328
261,666	Vanguard Short-Term Inflation-Protected				12,834,717
105,400	Vanguard Short-Term Treasury ETF				6,424,130
21,807	Vanguard Total International Bond ETF				1,282,906
102,575	Xtrackers USD High Yield Corporate Bond ETF				5,136,956
					55,243,778
	EQUITY FUNDS - 49.6%
205,630	FlexShares Global Upstream Natural Resources				6,405,375
33,471	iShares Core S&P Mid-Cap ETF				6,467,601
82,535	iShares Core S&P Small-Cap ETF +				6,424,524
66,399	SPDR Portfolio S&P 500 Growth ETF				2,582,257
201,910	SPDR Portfolio S&P 500 Value ETF				6,453,044
282,340	Vanguard FTSE Developed Markets ETF				11,598,527
191,911	Vanguard FTSE Emerging Markets ETF				7,726,337
66,021	Vanguard Global ex-U.S. Real Estate ETF				3,868,170
41,378	Vanguard Real Estate ETF				3,858,498
56,801	Vanguard S&P 500 ETF				15,483,953
					70,868,286
	TOTAL EXCHANGE TRADED FUNDS (Cost - $120,642,520)				126,112,064

	SHORT-TERM INVESTMENTS - 12.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.1%
193,870	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (a)(b)				193,870

	MONEY MARKET FUND - 11.5%
16,381,573	STIT - Government & Agency Portfolio, Institutional Class - 1.83% (b)				16,381,573

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.5%
$700,000	United States Treasury Bill (c)	0.00%	12/19/2019		697,358

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,272,586)				17,272,801

	TOTAL INVESTMENTS - 100.3% (Cost - $137,915,106)				$143,384,865
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%				(478,447)
	TOTAL NET ASSETS - 100.0%				$142,906,418

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at September 30, 2019. Total loaned securities had a value of $189,808 at September 30, 2019.
(a) Security purchased with cash received as collateral for securities on loan at September 30, 2019. Non-cash collateral amounted to $193,870.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2019.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
					Unrealized
Long Contracts	Description and Termination		Counterparty	Notional Value	Depreciation
60	5 Year US Treasury Note December 2019		Bank of America Merrill Lynch	$7,148,906	$(43,109)
17	MSCI EAFE Index Mini December 2019		Bank of America Merrill Lynch	1,613,640	(17,935)
29	MSCI Emerging Market December 2019		Bank of America Merrill Lynch	1,452,755	(49,445)
9	Russell 2000 Index E-Mini December 2019		Bank of America Merrill Lynch	686,250	(25,358)
20	S&P 500 Index E-Mini December 2019		Bank of America Merrill Lynch	2,978,500	(35,500)
5	S&P Midcap 400 Index E-Mini December 2019		Bank of America Merrill Lynch	969,000	(13,350)
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(184,697)

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2019 (Unaudited)

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,905,136	$ -	$ -	$ 16,905,136
Short-Term Investment	1,737,979	-	-	1,737,979
Total	$ 18,643,115	$ -	$ -	$ 18,643,115

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 22,694,291	$ -	$ -	$ 22,694,291
Short-Term Investment	1,508,385	-	-	1,508,385
Total	$ 24,202,676	$ -	$ -	$ 24,202,676

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2019 (Unaudited)

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,804,591	$ -	$ -	$ 12,804,591
Short-Term Investment	564,627	-	-	564,627
Total	$ 13,369,218	$ -	$ -	$ 13,369,218

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,785,947	$ -	$ -	$ 28,785,947
Short-Term Investment	712,781	-	-	712,781
Total	$ 29,498,728	$ -	$ -	$ 29,498,728

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 34,911,818	$ -	$ -	$ 34,911,818
Short-Term Investment	3,255,836	-	-	3,255,836
Total	$ 38,167,654	$ -	$ -	$ 38,167,654

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 444,115,570	$ -	$ -	$ 444,115,570
Short-Term Investment	74,467,386	2,092,073	-	76,559,459
Total	$ 518,582,956	$ 2,092,073	$ -	$ 520,675,029

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 638,828	$ -	$ -	$ 638,828

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 725,825,444	$ -	$ -	$ 725,825,444
Short-Term Investment	91,501,069	5,678,483	-	97,179,552
Total	$ 817,326,513	$ 5,678,483	$ -	$ 823,004,996

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 1,291,728	$ -	$ -	$ 1,291,728

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2019 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 741,939,668	$ -	$ -	$ 741,939,668
Short-Term Investment	112,915,421	4,483,012	-	117,398,433
Total	$ 854,855,089	$ 4,483,012	$ -	$ 859,338,101

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 1,221,950	$ -	$ -	$ 1,221,950

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 126,112,064	$ -	$ -	$ 126,112,064
Short-Term Investment	16,575,443	697,358	-	17,272,801
Total	$ 142,687,507	$ 697,358	$ -	$ 143,384,865

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$ 184,697	$ -	$ -	$ 184,697

The Portfolios did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2019 (Unaudited)

For the period ended September 30, 2019, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Gain/Loss
Managed Risk Balanced ETF Portfolio	$ 1,926,506
Managed Risk Growth ETF Portfolio	(8,003,790)
Managed Risk Moderate Growth ETF Portfolio	259,219
Managed Risk Flex ETF Portfolio	211,339

For the period ended September 30, 2019, the Portfolios had the following change in unrealized depreciation from futures contracts.

Portfolio	Net Change in Unrealized Depreciation
Managed Risk Balanced ETF Portfolio	$ (3,021,577)
Managed Risk Growth ETF Portfolio	(16,152,909)
Managed Risk Moderate Growth ETF Portfolio	(9,152,681)
Managed Risk Flex ETF Portfolio	(1,129,049)

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2019 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans - The Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio and Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2019 (Unaudited)

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
TOPS Aggressive Growth ETF	$ 18,204,322	$ 607,901	$ (169,108)	$ 438,793
TOPS Balanced ETF	23,638,136	787,096	(222,556)	564,540
TOPS Conservative ETF	13,037,907	391,918	(60,607)	331,311
TOPS Growth ETF	28,751,577	1,003,322	(256,171)	747,151
TOPS Moderate Growth ETF	37,100,010	1,309,007	(241,363)	1,067,644
TOPS Managed Risk Balanced ETF	503,514,461	22,131,622	(4,971,054)	17,160,568
TOPS Managed Risk Growth ETF	770,886,414	59,374,373	(7,255,791)	52,118,582
TOPS Managed Risk Moderate Growth ETF	817,764,608	48,706,849	(7,133,356)	41,573,493
TOPS Managed Risk Flex ETF	138,679,596	5,902,650	(1,197,381)	4,705,269

The TOPS Aggressive Growth Fund (“Fund”) currently invests a portion of its assets in the Vanguard S&P 500 ETF (“Vanguard”). The Fund may sell investments in Vanguard at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Vanguard. The financial statements of Vanguard, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2019, the percentage of the Fund’s net assets invested in Vanguard was 25.03%.